Property and Equipment - Schedule of Property and Equipment (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	€ 3,172	[1]	€ 1,659
Property in own use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	757		780	€ 774
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	940		€ 879
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	€ 1,476

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.